GOODWILL AND INTANGIBLE ASSETS - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Goodwill [Line Items]
Total indefinite-lived trade names	$ 1,592.5	$ 1,614.2
Amortization of intangible assets, discontinued operations	2.9	$ 4.2	$ 22.2
Future amortization expense in 2013	171.4
Future amortization expense in 2014	158.1
Future amortization expense in 2015	149.1
Future amortization expense in 2016	139.6
Future amortization expense in 2017	123.5
Future amortization expense thereafter	$ 416.5